CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2020	$ 54,097	$ 308,752	$ (232,254)	$ (22,401)
Balance (in shares) at Dec. 31, 2020		11,052
Net loss	(3,425)		(3,425)
Other comprehensive income (loss)	180			180
Balance at Dec. 31, 2021	50,852	$ 308,752	(235,679)	(22,221)
Balance (in shares) at Dec. 31, 2021		11,052
Net loss	(2,752)		(2,752)
Other comprehensive income (loss)	506			506
Balance at Dec. 31, 2022	$ 48,606	$ 308,752	(238,431)	(21,715)
Balance (in shares) at Dec. 31, 2022	11,052	11,052
Net loss	$ (3,399)		(3,399)
Other comprehensive income (loss)	(1,669)			(1,669)
Balance at Dec. 31, 2023	$ 43,538	$ 308,752	$ (241,830)	$ (23,384)
Balance (in shares) at Dec. 31, 2023	11,052	11,052